Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Related Parties [Abstract]
Schedule of Controlling Interests

The main shareholders of GeoPark Limited, a company registered in Bermuda, as of December 31, 2019, are:

	Common	Percentage of outstanding
Shareholder	shares	common shares
James F. Park (a)	8,278,251	13.99%
Gerald E. O’Shaughnessy (b)	7,309,002	12.35%
Compass Group LLC (c)	4,733,824	8.00%
Renaissance Technologies Holdings Corporation (d)	4,509,096	7.62%
Manchester Financial Group, LP	4,246,296	7.18%
Juan Cristóbal Pavez (e)	2,974,960	5.03%
Other shareholders	27,116,155	45.83%
	59,167,584	100.00%
(a)

Held by Energy Holdings, LLC, which is controlled by James F. Park. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. Park’s most recent Schedule 13G filed with the SEC on February 7, 2020.

(b)

Held by Mr. O’Shaughnessy directly and indirectly through GP Investments LLP, GPK Holdings, The Globe Resources Group, Inc., and other investment vehicles. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. O´Shaughnessy’s most recent Schedule 13G filed with the SEC on February 6, 2020.

(c)	The information set forth above and listed in the table is based solely on the disclosure set forth in Compass Group LLC’s most recent Schedule 13G filed with the SEC on February 12, 2020.
(d)

Beneficially owned by Renaissance Technologies Holdings Corporation and Renaissance Technologies LLC (jointly “Renaissance”). The in-formation set forth above and listed in the table is based solely on the disclosure set forth in Renaissance’s most recent Schedule 13G filed with the SEC on February 13, 2020.

(e)

Held through Socoservin Overseas Ltd, which is controlled by Juan Cristóbal Pavez. The common shares reflected as being held by Mr. Pavez include 97,156 common shares held by him personally. This information is based solely on the disclosure set forth in Mr. Pavez’s most recent Schedule 13G filed with the SEC on February 5, 2020.

Schedule of Balances Outstanding and Transactions with Related Parties

Balances outstanding and transactions with related parties

		Balances
	Transaction	at year
Account (Amounts in ´000)	in the year	end	Related Party	Relationship
2019
To be recovered from co-venturers	—	1,035	Joint Operations	Joint Operations
To be paid to co-venturers	—	(4,803)	Joint Operations	Joint Operations
Geological and geophysical expenses	160	—	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	581	—	Pedro E. Aylwin	Executive Director (b)
2018
To be recovered from co-venturers	—	1,819	Joint Operations	Joint Operations
To be paid to co-venturers	—	(8,449)	Joint Operations	Joint Operations
Financial results	1,606	—	LGI	Partner
Geological and geophysical expenses	170	—	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	547	—	Pedro E. Aylwin	Executive Director (b)
2017
To be recovered from co-venturers	—	2,455	Joint Operations	Joint Operations
Prepayments and other receivables	—	56	LGI	Partner
Payables account	—	(31,184)	LGI	Partner
To be paid to co-venturers	—	(10,015)	Joint Operations	Joint Operations
Financial results	2,224	—	LGI	Partner
Geological and geophysical expenses	170	—	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	411	—	Pedro E. Aylwin	Executive Director (b)
(a)	Corresponding to consultancy services.
(b)	Corresponding to wages and salaries for US$ 390,000 (US$ 417,000 in 2018 and US$ 271,000 in 2017) and bonus for US$ 191,000 (US$ 130,000 in 2018 and US$ 140,000 in 2017).